Provisions, Contingent Assets and Contingent Liabilities - Summary of Assets Pledged as Collateral for Lawsuits Involving Contingent Liabilities are Restricted or Deposited (Detail) - Guarantees Of Contingencies Provisions And Legal Obligations [Member] - BRL (R$)
R$ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contingent liabilities [line items]
Deposits in guarantee (Note 18a)	R$ 12,264	R$ 12,693
Investments fund quotas	690	987
Surety	4,115	4,012
Insurance bond	18,771	18,402
Guarantee by government securities	242	249
Total	36,082	R$ 36,343
Civil [Member]
Disclosure of contingent liabilities [line items]
Deposits in guarantee (Note 18a)	1,427
Investments fund quotas	408
Surety	70
Insurance bond	1,710
Guarantee by government securities	7
Total	3,622
Labour [Member]
Disclosure of contingent liabilities [line items]
Deposits in guarantee (Note 18a)	1,990
Investments fund quotas	204
Surety	48
Insurance bond	1,325
Guarantee by government securities	0
Total	3,567
Tax [Member]
Disclosure of contingent liabilities [line items]
Deposits in guarantee (Note 18a)	8,847
Investments fund quotas	78
Surety	3,997
Insurance bond	15,736
Guarantee by government securities	235
Total	R$ 28,893